Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Schedule of changes in property, plant and equipment

The following changes in property, plant and equipment were recorded during the year ended December 31, 2021:

				Currency
	Opening			translation	Ending
Costs	balance	Additions	Disposals	adjustments	balance
Refinery and power plants	$65,913	$—	$—	$(171)	$65,742
Processing plant and equipment	3,399	—	—	2	3,401
Office equipment	1,036	988	(118)	(126)	1,780
Right-of-use assets*	1,792	84	(263)	(90)	1,523
	$72,140	$1,072	$(381)	$(385)	$72,446

				Currency
	Opening			translation	Ending
Accumulated depreciation	balance	Additions	Disposals	adjustments	balance
Refinery and power plants	$17,286	$2,586	$—	$(33)	$19,839
Processing plant and equipment	1,771	385	—	2	2,158
Office equipment	517	129	(31)	(62)	553
Right-of-use assets*	683	436	(263)	(25)	831
	20,257	$3,536	$(294)	$(118)	23,381
Net book value	$51,883				$49,065

*    Primarily consisting of office premises.

The following changes in property, plant and equipment were recorded during the year ended December 31, 2020:

				Currency
	Opening			translation	Ending
Costs	balance	Additions	Disposals	adjustments	balance
Refinery and power plants	$66,701	$25	$—	$(813)	$65,913
Processing plant and equipment	3,307	88	—	4	3,399
Office equipment	920	116	(69)	69	1,036
Right-of-use assets*	1,554	368	(210)	80	1,792
	$72,482	$597	$(279)	$(660)	$72,140

				Currency
	Opening			translation	Ending
Accumulated depreciation	balance	Additions	Disposals	adjustments	balance
Refinery and power plants	$14,883	$2,716	$—	$(313)	$17,286
Processing plant and equipment	1,454	314	—	3	1,771
Office equipment	366	157	(37)	31	517
Right-of-use assets*	366	514	(210)	13	683
	17,069	$3,701	$(247)	$(266)	20,257
Net book value	$55,413				$51,883

*    Primarily consisting of office premises.